Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Schedule of information for net revenue, cost of revenues and gross profit

For the year ended December 31, 2012

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	362,492	33,143	15,168	410,803
Cost of revenues	(117,830)	(15,903)	(9,952)	(143,685)
Gross profit	244,662	17,240	5,216	267,118

For the year ended December 31, 2013

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	422,088	52,458	18,060	492,606
Cost of revenues	(140,975)	(29,792)	(9,754)	(180,521)
Gross profit	281,113	22,666	8,306	312,085

For the year ended December 31, 2014

	Online services	Personalized matchmaking services	Events and other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	425,544	164,598	23,848	613,990
Cost of revenues	(148,811)	(117,054)	(11,924)	(277,789)
Gross profit	276,733	47,544	11,924	336,201